Lease Liabilities (Tables)	9 Months Ended
Sep. 30, 2021
Text block [abstract]
Summary of Maturity Analysis for Lease Liabilities
Maturity analysis for lease liabilities recognized in the consolidated statements of financial position at September 30, 2021 is specified below.

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount

	(EUR’000)

September 30, 2021
Lease liabilities	6,840	47,653	70,054	124,547	102,301

Total lease liabilities	6,840	47,653	70,054	124,547	102,301